Securities trading and intermediation (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Summary of Securities, Trading and Intermediation Assets and Liabilities [Abstract]
Cash and settlement records	R$ 107,246	R$ 18,128
Debtors pending settlement	1,380,393	1,088,923
Expected losses on securities training and intermediation	(81,988)	(55,485)
Total Assets	1,405,651	1,051,566
Cash and settlement records	365,700	59,712
Creditors pending settlement	15,231,855	20,243,409
Total Liabilities	R$ 15,597,555	R$ 20,303,121